Schedule 1	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule 1
SCHEDULE
1-CONDENSED
BALANCE SHEETS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Assets
Current assets
Cash and cash equivalents	8,483	351,817	51,009
Short-term investments	414,921	310,799	45,062
Prepaid expense and other assets	14,993	81,162	11,768
Amount due from its subsidiaries and the consolidated VIEs	1,786	118,426	17,170

Total current assets	440,183	862,204	125,009

Non-current assets
Long-term investments	3,885,718	4,917,050	712,905

Total non-current assets	3,885,718	4,917,050	712,905

Total assets	4,325,901	5,779,254	837,914

Liabilities
Current liabilities
Accrued expenses and other current liabilities	3,734	7,380	1,070
Amount due to its subsidiaries and the consolidated VIEs	348,741	1,005,746	145,819

Total current liabilities	352,475	1,013,126	146,889

Total liabilities	352,475	1,013,126	146,889

Shareholders’ Equity:
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,206,653,701 Class A ordinary shares issued, 3,140,896,631 and 3,108,040,681 Class A ordinary shares outstanding as of December 31, 2021 and 2022, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2021and 2022)	134	135	20
Treasury stock	—	(3)	—
Additional paid-in capital	7,329,420	7,384,670	1,070,677
Accumulated other comprehensive (loss)/ income	(21,492)	108,245	15,694
Accumulated deficit	(3,334,636)	(2,726,919)	(395,366)

Total shareholders’ equity	3,973,426	4,766,128	691,025

Total liabilities and shareholders’ equity	4,325,901	5,779,254	837,914

SCHEDULE
1-CONDENSED
STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Operating revenue, net	—	2,279	—	—
Operating costs and expenses	(229,413)	(250,814)	(153,603)	(22,270)
Interest income	2,293	8,666	11,990	1,738
Fair value change of warrant	(150,685)	—	—	—
Foreign currency exchange (loss)/gain	(3)	(2,114)	1,290	187
Income tax expense	(39)	—	—	—
Others, net	—	4	17,097	2,479
Equity in (loss)/profit of subsidiaries and VIEs	(286,022)	(1,332,101)	730,943	105,976

Net (loss)/profit	(663,869)	(1,574,080)	607,717	88,110

Deemed dividend on modification on preferred shares	(67,975)	—	—	—
Deemed dividend upon issuance of warrants	(90,268)	—	—	—
Preferred shares redemption value accretion	(285,668)	(152,287)	—	—

Net (loss)/profit attributable to ordinary shareholders	(1,107,780)	(1,726,367)	607,717	88,110

Foreign currency transaction adjustments	(14,008)	(36,640)	129,563	18,785
Unrealized gains on available-for-sale investments, net of tax	1,724	192	174	25

Total comprehensive (loss)/income	(676,153)	(1,610,528)	737,454	106,920

SCHEDULE
1-CONDENSED
STATEMENTS OF CASH FLOW
(All amounts in thousands, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Cash Flows from Operating Activities:	(28)	320,097	534,951	77,560
Cash Flows from Investing Activities:
Purchase of short-term investments	(654,428)	(1,875,171)	(1,486,449)	(215,515)
Proceeds from maturity of short-term investments	—	2,100,240	1,621,770	235,135
Investment in subsidiaries	(1,554,670)	(2,683,195)	(178,395)	(25,865)
Prepaid investments	—	—	(69,426)	(10,066)

Net cash used in investing activities	(2,209,098)	(2,458,126)	(112,500)	(16,311)

Cash Flows from Financing Activities:
Proceeds from issuance of convertible redeemable preferred shares, net	2,048,986	—	—	—
Proceeds from exercise of share option	—	2,971	9,729	1,411
Payment for share repurchase	—	(16,546)	(67,022)	(9,717)
Proceeds from initial public offering, net	—	2,142,104	—	—

Net cash provided by/(used in) financing activities	2,048,986	2,128,529	(57,293)	(8,306)

Effect of exchange rate changes on cash and cash equivalents	(26,122)	(14,162)	(21,824)	(3,164)

Net (decrease)/increase in cash and cash equivalents and restricted cash	(186,262)	(23,662)	343,334	49,779

Total cash and cash equivalents and restricted cash at beginning of year	218,407	32,145	8,483	1,230

Total cash and cash equivalents and restricted cash at end of year	32,145	8,483	351,817	51,009

1.
Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.
The condensed financial information of Waterdrop Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2021 and 2022 and the years ended 2020, 2021 and 2022. No dividend was paid by the Group’s subsidiaries to Waterdrop Inc. in 2020, 2021 and 2022.

4.
As of December 31, 2022, there were no material contingencies, significant provisions of long term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.